[AMERICAN EXPRESS(R) LIFE INSURANCE LOGO]


IDS LIFE OF NEW YORK

VARIABLE
SECOND-TO-DIE
LIFE INSURANCE

2003 ANNUAL REPORT


[AMERICAN EXPRESS(R) LOGO]

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance (comprised of subaccounts YEI, YEQ, YGS, YIN, YIT, YMA, YMM, YBC, YCR, YCM, YBD, YDE, YEM, YGB, YGR, YEX, YIE, YMF, YND, YIV, YFI, YSM, YSA, YCA, YCD, YGI, YIR, YVL, YSB, YEG, YSC, YGC, YMP, YOS, YRE, YSV, YIF, YSE, YUE, YMC, YGT, YIG, YAG, YIP, YGW, YDS, YPH, YIO, YNO, YVS, YMI, YVA, YIC and YSP) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life of New York Account 8 - IDS Life of New York Variable Second-To-Die Life Insurance at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                       /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003                                              YEI            YEQ            YGS            YIN            YIT
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    121,832   $ 69,148,104   $  1,371,684   $  6,272,309   $ 16,155,574
                                                           ------------------------------------------------------------------------
    at market value                                        $    148,756   $ 40,050,116   $  1,382,050   $  6,306,064   $ 11,655,494
Dividends receivable                                                 --             --          4,335         20,620             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     38            455          6,329             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    148,794     40,050,571      1,392,714      6,326,684     11,655,494
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  118         32,597          1,126          5,182          9,484
    Contract terminations                                            --             --             --          2,435          1,749
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   118         32,597          1,126          7,617         11,233
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067   $ 11,644,261
===================================================================================================================================
Accumulation units outstanding                                  128,543     12,987,622        491,805      2,139,380      7,291,049
===================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       3.08   $       2.83   $       2.95   $       1.60
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YMA            YMM            YBC            YCR            YCM
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 35,377,741   $  2,833,498   $    101,314   $    182,398   $  1,104,193
                                                           ------------------------------------------------------------------------
    at market value                                        $ 29,027,989   $  2,833,474   $    111,634   $    202,167   $  1,104,193
Dividends receivable                                                 --          1,673             --             --            443
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --            958             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 29,027,989      2,835,147        112,592        202,167      1,104,636
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               23,651          2,386             91            160            900
    Contract terminations                                         1,078          1,051             --            458            206
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                24,729          3,437             91            618          1,106
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $ 29,003,260   $  2,831,710   $    112,501   $    201,549   $  1,103,530
===================================================================================================================================
Accumulation units outstanding                                9,390,615      1,542,156        146,287        290,414      1,080,819
===================================================================================================================================
Net asset value per accumulation unit                      $       3.09   $       1.84   $       0.77   $       0.69   $       1.02
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YBD            YDE            YEM            YGB            YGR
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  2,525,472   $  2,500,564   $    131,477   $    527,707   $    743,767
                                                           ------------------------------------------------------------------------
    at market value                                        $  2,556,231   $  2,908,016   $    150,666   $    559,298   $    783,754
Dividends receivable                                              8,182             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    895             --             --            132            650
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,565,308      2,908,016        150,666        559,430        784,404
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                2,090          2,242            128            451            604
    Contract terminations                                            --            329              3             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,090          2,571            131            451            604
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $  2,563,218   $  2,905,445   $    150,535   $    558,979   $    783,800
===================================================================================================================================
Accumulation units outstanding                                2,196,689      2,516,893        127,113        413,640      1,454,783
===================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.15   $       1.18   $       1.35   $       0.54
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YEX            YIE            YMF            YND            YIV
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,815,755   $    121,547   $    414,728   $  5,505,536   $  2,469,730
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,932,984   $    136,566   $    436,764   $  5,786,598   $  2,715,337
Dividends receivable                                             12,626             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  3,040          1,345             --            754          5,186
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,948,650        137,911        436,764      5,787,352      2,720,523
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,596            107            336          4,666          2,164
    Contract terminations                                            --             --            187             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,596            107            523          4,666          2,164
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $  1,947,054   $    137,804   $    436,241   $  5,782,686   $  2,718,359
===================================================================================================================================
Accumulation units outstanding                                1,704,147        248,600        514,959      8,149,264      3,339,112
===================================================================================================================================
Net asset value per accumulation unit                      $       1.14   $       0.55   $       0.85   $       0.71   $       0.81
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YFI            YSM            YSA            YCA            YCD
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,283,946   $    462,869   $    221,527   $    214,893   $    300,138
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,275,152   $    575,966   $    217,712   $    227,423   $    345,957
Dividends receivable                                              2,808             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    173             32             --             37             43
Receivable from mutual funds and portfolios
  for share redemptions                                              --             --             --            181            281
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,278,133        575,998        217,712        227,641        346,281
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,044            454            175            181            281
    Contract terminations                                            --             --              4             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --             --             --             37             43
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,044            454            179            218            324
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $  1,277,089   $    575,544   $    217,533   $    227,423   $    345,957
===================================================================================================================================
Accumulation units outstanding                                1,139,170        527,389        659,853        348,112        361,232
===================================================================================================================================
Net asset value per accumulation unit                      $       1.12   $       1.09   $       0.33   $       0.65   $       0.96
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGI            YIR            YVL            YSB            YEG
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $ 23,637,726   $    963,365   $  3,650,711   $    259,517   $    188,915
                                                           ------------------------------------------------------------------------
    at market value                                        $ 20,865,727   $  1,035,203   $  4,223,539   $    275,519   $    207,808
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    446            141          1,810          3,495             --
Receivable from mutual funds and portfolios
  for share redemptions                                          17,070            847          3,404            220            558
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,883,243      1,036,191      4,228,753        279,234        208,366
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               17,070            847          3,404            220            148
    Contract terminations                                            --             --             --             --            410
Payable to mutual funds and portfolios
  for investments purchased                                         446            141          1,810          3,495             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,516            988          5,214          3,715            558
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $ 20,865,727   $  1,035,203   $  4,223,539   $    275,519   $    207,808
===================================================================================================================================
Accumulation units outstanding                               14,863,194      1,507,876      3,179,273        311,951        262,024
===================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       0.69   $       1.33   $       0.88   $       0.79
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YSC            YGC            YMP            YOS            YRE
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    298,259   $  4,466,420   $  4,661,381   $    791,944   $  1,652,894
                                                           ------------------------------------------------------------------------
    at market value                                        $    343,594   $  4,893,183   $  5,887,309   $    943,374   $  2,053,109
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          6,246          2,674             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                             294          3,891          4,764          1,228          2,031
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    343,888      4,903,320      5,894,747        944,602      2,055,140
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  281          3,891          4,764            734          1,655
    Contract terminations                                            13             --             --            494            376
Payable to mutual funds and portfolios
  for investments purchased                                          --          6,246          2,674             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   294         10,137          7,438          1,228          2,031
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    343,594   $  4,893,183   $  5,887,309   $    943,374   $  2,053,109
===================================================================================================================================
Accumulation units outstanding                                  564,263      5,423,541      4,844,506      1,119,166      1,304,659
===================================================================================================================================
Net asset value per accumulation unit                      $       0.61   $       0.90   $       1.22   $       0.84   $       1.57
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YSV            YIF            YSE            YUE            YMC
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    619,395   $  1,481,437   $    391,066   $    499,019   $  2,658,075
                                                           ------------------------------------------------------------------------
    at market value                                        $    758,832   $  1,692,372   $    490,771   $    556,188   $  3,110,427
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --            128             --             54            238
Receivable from mutual funds and portfolios
  for share redemptions                                             752          1,397          1,311            428          2,505
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    759,584      1,693,897        492,082        556,670      3,113,170
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  616          1,397            401            428          2,505
    Contract terminations                                           136             --            910             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          --            128             --             54            238
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   752          1,525          1,311            482          2,743
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    758,832   $  1,692,372   $    490,771   $    556,188   $  3,110,427
===================================================================================================================================
Accumulation units outstanding                                  529,331      1,870,193        392,778        674,910      2,169,159
===================================================================================================================================
Net asset value per accumulation unit                      $       1.43   $       0.90   $       1.25   $       0.82   $       1.43
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGT            YIG            YAG            YIP            YGW
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $    199,984   $  1,299,143   $    326,432   $    789,646   $  1,169,052
                                                           ------------------------------------------------------------------------
    at market value                                        $    211,075   $  1,416,280   $    343,743   $    908,117   $  1,153,054
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      6             --            646            377          1,387
Receivable from mutual funds and portfolios
  for share redemptions                                             166          1,256            286            727            944
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    211,247      1,417,536        344,675        909,221      1,155,385
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  166          1,167            286            727            944
    Contract terminations                                            --             89             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           6             --            646            377          1,387
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   172          1,256            932          1,104          2,331
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $    211,075   $  1,416,280   $    343,743   $    908,117   $  1,153,054
===================================================================================================================================
Accumulation units outstanding                                  472,172      2,027,252        707,706      1,077,341      1,865,370
===================================================================================================================================
Net asset value per accumulation unit                      $       0.45   $       0.70   $       0.49   $       0.84   $       0.62
===================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YDS            YPH            YIO            YNO            YVS
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                $  1,345,900   $    484,030   $    486,507   $ 22,661,727   $    387,616
                                                           ------------------------------------------------------------------------
    at market value                                        $  1,436,374   $    529,938   $    573,415   $ 14,347,491   $    395,539
Dividends receivable                                                 --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     18          1,849             45             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                           1,199            426            467         12,600            355
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,437,591        532,213        573,927     14,360,091        395,894
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,199            426            467         11,860            344
    Contract terminations                                            --             --             --            740             11
Payable to mutual funds and portfolios
  for investments purchased                                          18          1,849             45             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,217          2,275            512         12,600            355
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                      $  1,436,374   $    529,938   $    573,415   $ 14,347,491   $    395,539
===================================================================================================================================
Accumulation units outstanding                                1,751,013        426,609        774,735     12,580,822        721,924
===================================================================================================================================
Net asset value per accumulation unit                      $       0.82   $       1.24   $       0.74   $       1.14   $       0.55
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                                 YMI            YVA            YIC            YSP
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                               $  3,362,573   $  3,845,113   $  1,123,603   $  2,405,875
                                                                          ---------------------------------------------------------
    at market value                                                       $  4,133,130   $  4,803,221   $  1,373,223   $  2,962,742
Dividends receivable                                                                --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                 1,669          2,155            930          1,332
Receivable from mutual funds and portfolios
  for share redemptions                                                          3,343          3,879          1,084          2,361
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 4,138,142      4,809,255      1,375,237      2,966,435
===================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                               3,343          3,879          1,084          2,361
    Contract terminations                                                           --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                                      1,669          2,155            930          1,332
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                5,012          6,034          2,014          3,693
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                                     $  4,133,130   $  4,803,221   $  1,373,223   $  2,962,742
===================================================================================================================================
Accumulation units outstanding                                               2,482,809      3,110,270      1,556,796      2,194,268
===================================================================================================================================
Net asset value per accumulation unit                                     $       1.66   $       1.54   $       0.88   $       1.35
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    YEI            YEQ            YGS            YIN            YIT
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,921   $         --   $     46,389   $    240,278   $    109,285
Variable account expenses                                           962        325,469         12,796         59,120         90,260
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     959       (325,469)        33,593        181,158         19,025
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          19,927      3,815,336        292,500      1,000,212      1,216,344
    Cost of investments sold                                     22,221      7,720,188        286,183        996,434      2,048,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778       (832,534)
Distributions from capital gains                                     --             --         23,267             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599      3,304,357
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,782      8,785,904        (18,117)        37,377      2,471,823
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     39,741   $  8,460,435   $     15,476   $    218,535   $  2,490,848
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        YMA            YMM            YBC            YCR            YCM
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    483,219   $     23,015   $        700   $        546   $      5,567
Variable account expenses                                       239,089         30,180            718            789          9,896
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 244,130         (7,165)           (18)          (243)        (4,329)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       3,042,109      4,493,440         12,255         30,008      1,673,001
    Cost of investments sold                                  4,245,602      4,493,509         13,728         30,884      1,673,002
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)            (1)
Distributions from capital gains                                     --              3             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467              2
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,032,501              3         21,032         23,591              1
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  5,276,631   $     (7,162)  $     21,014   $     23,348   $     (4,328)
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YBD            YDE            YEM            YGB            YGR
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     87,263   $     27,422   $      1,900   $     31,806   $      1,036
Variable account expenses                                        22,022         15,580            922          3,916          4,376
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  65,241         11,842            978         27,890         (3,340)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         399,018        124,057        238,078        134,980         67,351
    Cost of investments sold                                    395,017        139,392        221,927        128,936         71,773
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151          6,044         (4,422)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083         16,064        100,007
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,050        628,568         39,234         22,108         95,585
===================================================================================================================================
Net increase (decrease) in net assets
  resulting from operations                                $     82,291   $    640,410   $     40,212   $     49,998   $     92,245
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        YEX            YIE            YMF            YND            YIV
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    113,022   $        806   $      5,777   $     31,657   $     22,882
Variable account expenses                                        13,408            766          2,323         42,159         17,130
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  99,614             40          3,454        (10,502)         5,752
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         443,065         61,732         40,759        494,947        314,199
    Cost of investments sold                                    435,829         61,595         43,715        516,885        354,737
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  7,236            137         (2,956)       (21,938)       (40,538)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   206,953         22,620         48,260      1,042,567        517,096
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  214,189         22,757         45,304      1,020,629        476,558
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    313,803   $     22,797   $     48,758   $  1,010,127   $    482,310
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YFI            YSM            YSA            YCA            YCD
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $     29,171   $         --   $         --   $         --   $         --
Variable account expenses                                        11,420          3,055          1,490          1,461          2,342
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  17,751         (3,055)        (1,490)        (1,461)        (2,342)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         383,069         17,196         32,695         22,786         44,176
    Cost of investments sold                                    383,033         18,332         40,645         25,403         48,363
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     36         (1,136)        (7,950)        (2,617)        (4,187)
Distributions from capital gains                                  6,152             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,724)       142,701         49,733         45,864         84,665
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (10,536)       141,565         41,783         43,247         80,478
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      7,215   $    138,510   $     40,293   $     41,786   $     78,136
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YGI            YIR            YVL            YSB            YEG
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $    189,408   $      4,844   $     32,059   $      4,832   $         --
Variable account expenses                                       165,596          6,901         29,032          1,596            770
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  23,812         (2,057)         3,027          3,236           (770)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       1,437,546         72,696        263,032         30,340         49,691
    Cost of investments sold                                  1,898,086         78,203        272,863         32,086         47,300
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (460,540)        (5,507)        (9,831)        (1,746)         2,391
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260        192,227        853,815         29,397         24,857
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,910,720        186,720        843,984         27,651         27,248
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,934,532   $    184,663   $    847,011   $     30,887   $     26,478
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YSC            YGC            YMP            YOS            YRE
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     26,333   $     10,222   $      2,755   $     36,749
Variable account expenses                                         2,320         29,930         36,441          4,815         13,529
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,320)        (3,597)       (26,219)        (2,060)        23,220
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         113,442        130,668        216,486         32,178        157,770
    Cost of investments sold                                    108,533        132,565        216,556         35,948        146,083
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,909         (1,897)           (70)        (3,770)        11,687
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    98,827        685,476      1,442,118        223,656        420,125
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  103,736        683,579      1,442,048        219,886        431,812
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    101,416   $    679,982   $  1,415,829   $    217,826   $    455,032
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YSV            YIF            YSE            YUE            YMC
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $      1,117   $     19,711   $        956   $      3,346   $     23,807
Variable account expenses                                         4,878         10,541          3,456          3,480         20,107
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,761)         9,170         (2,500)          (134)         3,700
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          90,482        157,335         65,465         51,123        207,559
    Cost of investments sold                                     95,492        165,008         59,541         51,110        203,658
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,010)        (7,673)         5,924             13          3,901
Distributions from capital gains                                     --             --         14,082             --         31,248
Net change in unrealized appreciation or
  depreciation of investments                                   167,240        356,315        132,234        105,628        556,442
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  162,230        348,642        152,240        105,641        591,591
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    158,469   $    357,812   $    149,740   $    105,507   $    595,291
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YGT            YIG            YAG            YIP            YGW
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     11,241   $         --   $      1,914   $         --
Variable account expenses                                         1,309         10,250          2,574          5,101          8,322
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,309)           991         (2,574)        (3,187)        (8,322)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          56,223        198,840         49,357         66,562         99,005
    Cost of investments sold                                     60,556        223,950         53,178         68,730        112,281
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,333)       (25,110)        (3,821)        (2,168)       (13,276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    60,078        379,301         90,916        165,457        199,154
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   55,745        354,191         87,095        163,289        185,878
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     54,436   $    355,182   $     84,521   $    160,102   $    177,556
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YDS            YPH            YIO            YNO            YVS
INVESTMENT INCOME
Dividend income from mutual funds and portfolios           $         --   $     30,495   $      1,162   $         --   $         --
Variable account expenses                                        10,689          3,510          3,935        116,187          3,326
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (10,689)        26,985         (2,773)      (116,187)        (3,326)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         156,860        119,590        225,197      1,420,547        111,773
    Cost of investments sold                                    173,438        117,333        224,419      2,596,500        121,683
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                (16,578)         2,257            778     (1,175,953)        (9,910)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   361,251         55,392        136,040      4,795,385        118,015
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  344,673         57,649        136,818      3,619,432        108,105
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    333,984   $     84,634   $    134,045   $  3,503,245   $    104,779
===================================================================================================================================

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                    YMI            YVA            YIC            YSP
INVESTMENT INCOME
Dividend income from mutual funds and portfolios                          $         --   $      6,823   $      1,839   $         --
Variable account expenses                                                       26,139         31,784          7,000         16,684
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                (26,139)       (24,961)        (5,161)       (16,684)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                        325,091        206,062        189,706        146,343
    Cost of investments sold                                                   308,427        208,017        172,273        134,213
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                16,664         (1,955)        17,433         12,130
Distributions from capital gains                                               151,563         68,643             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                1,046,615      1,216,826        325,536        660,481
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                               1,214,842      1,283,514        342,969        672,611
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $  1,188,703   $  1,258,553   $    337,808   $    655,927
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                    YEI            YEQ            YGS            YIN            YIT
OPERATIONS
Investment income (loss) -- net                            $        959   $   (325,469)  $     33,593   $    181,158   $     19,025
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778       (832,534)
Distributions from capital gains                                     --             --         23,267             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599      3,304,357
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      39,741      8,460,435         15,476        218,535      2,490,848
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,340      5,447,889        192,667        633,076      1,524,936
Net transfers(1)                                                 11,655     (2,852,438)       136,915       (427,692)    (1,028,983)
Transfers for policy loans                                          193        (82,892)       (20,505)        (3,470)       (17,599)
Policy charges                                                   (5,038)    (2,696,788)       (98,097)      (480,763)      (619,601)
Contract terminations:
    Surrender benefits                                           (2,986)    (1,565,435)       (80,527)      (181,205)      (309,117)
    Death benefits                                                   --        (16,581)            --        (14,153)          (431)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   27,164     (1,766,245)       130,453       (474,207)      (450,795)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  81,771     33,323,784      1,245,659      6,574,739      9,604,208
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067   $ 11,644,261
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           99,120     13,651,225        445,277      2,302,237      7,630,987
Contract purchase payments                                       26,483      2,033,662         68,395        216,570      1,149,299
Net transfers(1)                                                 11,373     (1,033,685)        53,712       (137,980)      (762,530)
Transfers for policy loans                                          232        (30,634)        (7,249)        (1,028)       (10,823)
Policy charges                                                   (5,431)    (1,047,382)       (39,626)      (173,589)      (483,275)
Contract terminations:
    Surrender benefits                                           (3,234)      (579,330)       (28,704)       (62,014)      (232,321)
    Death benefits                                                   --         (6,234)            --         (4,816)          (288)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                128,543     12,987,622        491,805      2,139,380      7,291,049
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        YMA            YMM            YBC            YCR            YCM
OPERATIONS
Investment income (loss) -- net                            $    244,130   $     (7,165)  $        (18)  $       (243)  $     (4,329)
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)            (1)
Distributions from capital gains                                     --              3             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467              2
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,276,631         (7,162)        21,014         23,348         (4,328)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,499,024      1,374,699         26,697         35,058        794,579
Net transfers(1)                                             (2,023,039)    (1,532,675)        23,271        129,448       (424,842)
Transfers for policy loans                                      (67,816)        52,858           (117)          (134)       (69,017)
Policy charges                                               (2,066,351)      (360,566)        (4,748)        (6,854)      (137,082)
Contract terminations:
    Surrender benefits                                       (1,136,859)      (180,344)        (1,640)            --        (30,011)
    Death benefits                                              (45,297)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,840,338)      (646,028)        43,463        157,518        133,627
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,566,967      3,484,900         48,024         20,683        974,231
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,003,260   $  2,831,710   $    112,501   $    201,549   $  1,103,530
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,071,203      1,893,767         78,876         38,164        950,420
Contract purchase payments                                    1,291,896        747,568         39,505         57,229        776,576
Net transfers(1)                                               (710,359)      (829,002)        37,531        206,058       (414,163)
Transfers for policy loans                                      (24,922)        28,754           (181)          (179)       (67,388)
Policy charges                                                 (804,739)      (200,732)        (7,121)       (10,858)      (135,289)
Contract terminations:
    Surrender benefits                                         (416,247)       (98,199)        (2,323)            --        (29,337)
    Death benefits                                              (16,217)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,390,615      1,542,156        146,287        290,414      1,080,819
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YBD            YDE            YEM            YGB            YGR
OPERATIONS
Investment income (loss) -- net                            $     65,241   $     11,842   $        978   $     27,890   $     (3,340)
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151          6,044         (4,422)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083         16,064        100,007
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,291        640,410         40,212         49,998         92,245
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      524,706        384,305         13,555         97,080        161,929
Net transfers(1)                                                 53,549        741,756         43,882        176,075        326,453
Transfers for policy loans                                      (13,131)       (12,117)           722         (2,273)         1,857
Policy charges                                                 (171,395)       (85,879)        (4,101)       (24,608)       (35,100)
Contract terminations:
    Surrender benefits                                          (91,758)       (53,373)        (3,902)        (3,531)       (19,692)
    Death benefits                                               (1,797)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  300,174        974,692         50,156        242,743        435,447
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,180,753      1,290,343         60,167        266,238        256,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,563,218   $  2,905,445   $    150,535   $    558,979   $    783,800
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,935,255      1,563,661         70,674        220,669        572,111
Contract purchase payments                                      455,739        405,201         14,106         76,405        327,437
Net transfers(1)                                                 47,650        710,102         50,405        140,452        663,647
Transfers for policy loans                                      (11,509)       (13,373)           670         (1,772)         3,569
Policy charges                                                 (148,985)       (91,982)        (4,173)       (19,361)       (71,221)
Contract terminations:
    Surrender benefits                                          (79,898)       (56,716)        (4,569)        (2,753)       (40,760)
    Death benefits                                               (1,563)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,196,689      2,516,893        127,113        413,640      1,454,783
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                        YEX            YIE            YMF            YND            YIV
OPERATIONS
Investment income (loss) -- net                            $     99,614   $         40   $      3,454   $    (10,502)  $      5,752
Net realized gain (loss) on sales of investments                  7,236            137         (2,956)       (21,938)       (40,538)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   206,953         22,620         48,260      1,042,567        517,096
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     313,803         22,797         48,758      1,010,127        482,310
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      383,381         33,476         87,630      1,207,378        602,610
Net transfers(1)                                                519,686         34,938        144,265        433,603        453,426
Transfers for policy loans                                      (16,321)           (36)          (905)       (50,760)        (4,215)
Policy charges                                                  (63,864)        (5,999)       (19,405)      (292,088)       (96,644)
Contract terminations:
    Surrender benefits                                          (55,798)        (1,717)        (3,070)      (289,954)      (126,295)
    Death benefits                                                   --             --             --             --         (5,236)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  767,084         60,662        208,515      1,008,179        823,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 866,167         54,345        178,968      3,764,380      1,412,403
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,947,054   $    137,804   $    436,241   $  5,782,686   $  2,718,359
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          940,509        124,434        251,766      6,545,663      2,200,329
Contract purchase payments                                      371,412         73,258        114,862      1,909,141        850,154
Net transfers(1)                                                523,109         67,218        178,753        682,819        630,066
Transfers for policy loans                                      (16,572)           (81)        (1,157)       (84,103)        (6,368)
Policy charges                                                  (61,589)       (12,881)       (25,382)      (467,076)      (142,725)
Contract terminations:
    Surrender benefits                                          (52,722)        (3,348)        (3,883)      (437,180)      (185,094)
    Death benefits                                                   --             --             --             --         (7,250)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,704,147        248,600        514,959      8,149,264      3,339,112
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YFI            YSM            YSA            YCA            YCD
OPERATIONS
Investment income (loss) -- net                            $     17,751   $     (3,055)  $     (1,490)  $     (1,461)  $     (2,342)
Net realized gain (loss) on sales of investments                     36         (1,136)        (7,950)        (2,617)        (4,187)
Distributions from capital gains                                  6,152             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (16,724)       142,701         49,733         45,864         84,665
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       7,215        138,510         40,293         41,786         78,136
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      300,758        102,746         54,076         53,486         59,740
Net transfers(1)                                                 83,509        165,711         14,889         33,581         26,962
Transfers for policy loans                                      (11,862)           (48)           132         (1,141)          (277)
Policy charges                                                  (99,030)       (17,218)        (9,648)       (10,000)       (12,818)
Contract terminations:
    Surrender benefits                                          (41,313)        (4,275)        (6,130)        (5,083)        (9,878)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  232,062        246,916         53,319         70,843         63,729
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               1,037,812        190,118        123,921        114,794        204,092
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,277,089   $    575,544   $    217,533   $    227,423   $    345,957
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          931,361        255,267        479,837        225,503        285,845
Contract purchase payments                                      269,178        115,719        189,679         95,558         75,931
Net transfers(1)                                                 89,265        180,834         44,773         55,354         29,132
Transfers for policy loans                                      (10,618)          (268)           382         (1,813)          (370)
Policy charges                                                 (103,068)       (19,622)       (33,603)       (17,564)       (15,978)
Contract terminations:
    Surrender benefits                                          (36,948)        (4,541)       (21,215)        (8,926)       (13,328)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,139,170        527,389        659,853        348,112        361,232
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YGI            YIR            YVL            YSB            YEG
OPERATIONS
Investment income (loss) -- net                            $     23,812   $     (2,057)  $      3,027   $      3,236   $       (770)
Net realized gain (loss) on sales of investments               (460,540)        (5,507)        (9,831)        (1,746)         2,391
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260        192,227        853,815         29,397         24,857
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,934,532        184,663        847,011         30,887         26,478
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,865,468        167,949        738,972         90,917         22,016
Net transfers(1)                                             (1,196,578)       146,001        355,387         79,537        128,751
Transfers for policy loans                                      (51,810)          (904)       (22,430)            69         (2,243)
Policy charges                                               (1,074,952)       (37,882)      (165,269)        (9,868)        (5,364)
Contract terminations:
    Surrender benefits                                         (542,180)        (4,426)      (104,308)        (9,191)        (4,171)
    Death benefits                                                 (912)            --           (868)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (964)       270,738        801,484        151,464        138,989
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,932,159        579,802      2,575,044         93,168         42,341
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,865,727   $  1,035,203   $  4,223,539   $    275,519   $    207,808
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,871,791      1,041,948      2,475,202        124,757         75,965
Contract purchase payments                                    2,361,966        286,617        656,642        110,753         32,167
Net transfers(1)                                               (963,662)       254,155        310,668         99,948        171,570
Transfers for policy loans                                      (44,118)        (2,619)       (21,150)            78         (3,287)
Policy charges                                                 (914,212)       (64,873)      (147,351)       (12,230)        (7,601)
Contract terminations:
    Surrender benefits                                         (447,844)        (7,352)       (93,982)       (11,355)        (6,790)
    Death benefits                                                 (727)            --           (756)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,863,194      1,507,876      3,179,273        311,951        262,024
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YSC            YGC            YMP            YOS            YRE
OPERATIONS
Investment income (loss) -- net                            $     (2,320)  $     (3,597)  $    (26,219)  $     (2,060)  $     23,220
Net realized gain (loss) on sales of investments                  4,909         (1,897)           (70)        (3,770)        11,687
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    98,827        685,476      1,442,118        223,656        420,125
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     101,416        679,982      1,415,829        217,826        455,032
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,680        965,854        927,760        176,654        370,286
Net transfers(1)                                                  5,988      1,412,741        995,043        242,726        244,332
Transfers for policy loans                                        1,925         (7,474)       (28,737)         1,386          7,717
Policy charges                                                   (9,103)      (172,589)      (212,171)       (17,761)       (59,951)
Contract terminations:
    Surrender benefits                                           (3,181)       (51,945)       (86,701)        (7,336)       (45,349)
    Death benefits                                                   --             --         (1,251)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   62,309      2,146,587      1,593,943        395,669        517,035
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 179,869      2,066,614      2,877,537        329,879      1,081,042
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    343,594   $  4,893,183   $  5,887,309   $    943,374   $  2,053,109
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          434,856      2,805,554      3,250,659        555,349        924,112
Contract purchase payments                                      141,119      1,194,539        948,608        267,226        275,860
Net transfers(1)                                                  9,704      1,711,398        986,399        331,440        176,139
Transfers for policy loans                                        3,643         (9,313)       (32,775)         1,954          4,901
Policy charges                                                  (18,013)      (214,353)      (216,803)       (26,096)       (44,766)
Contract terminations:
    Surrender benefits                                           (7,046)       (64,284)       (90,304)       (10,707)       (31,587)
    Death benefits                                                   --             --         (1,278)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                564,263      5,423,541      4,844,506      1,119,166      1,304,659
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YSV            YIF            YSE            YUE            YMC
OPERATIONS
Investment income (loss) -- net                            $     (3,761)  $      9,170   $     (2,500)  $       (134)  $      3,700
Net realized gain (loss) on sales of investments                 (5,010)        (7,673)         5,924             13          3,901
Distributions from capital gains                                     --             --         14,082             --         31,248
Net change in unrealized appreciation or
  depreciation of investments                                   167,240        356,315        132,234        105,628        556,442
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     158,469        357,812        149,740        105,507        595,291
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,519        287,776         94,963        134,915        548,739
Net transfers(1)                                                 78,639        349,668          3,266         74,207        486,202
Transfers for policy loans                                      (17,278)       (19,599)           215          1,105         (1,396)
Policy charges                                                  (28,778)       (58,663)       (18,091)       (21,331)      (103,461)
Contract terminations:
    Surrender benefits                                          (17,296)       (16,909)       (13,070)        (6,470)       (54,358)
    Death benefits                                                   --             --             --             --         (1,233)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  136,806        542,273         67,283        182,426        874,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 463,557        792,287        273,748        268,255      1,640,643
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    758,832   $  1,692,372   $    490,771   $    556,188   $  3,110,427
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          423,218      1,147,191        317,003        417,680      1,455,865
Contract purchase payments                                      104,466        383,220         96,273        191,520        453,696
Net transfers(1)                                                 56,476        468,298         11,839        103,355        391,266
Transfers for policy loans                                      (15,886)       (28,129)           138          1,613         (1,307)
Policy charges                                                  (24,478)       (78,041)       (19,970)       (29,893)       (84,770)
Contract terminations:
    Surrender benefits                                          (14,465)       (22,346)       (12,505)        (9,365)       (44,589)
    Death benefits                                                   --             --             --             --         (1,002)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                529,331      1,870,193        392,778        674,910      2,169,159
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YGT            YIG            YAG            YIP            YGW
OPERATIONS
Investment income (loss) -- net                            $     (1,309)  $        991   $     (2,574)  $     (3,187)  $     (8,322)
Net realized gain (loss) on sales of investments                 (4,333)       (25,110)        (3,821)        (2,168)       (13,276)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    60,078        379,301         90,916        165,457        199,154
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      54,436        355,182         84,521        160,102        177,556
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       50,782        301,596         91,094        139,577        271,575
Net transfers(1)                                                 24,513       (107,839)        (8,024)       255,703         96,481
Transfers for policy loans                                         (868)          (453)        (3,524)        (1,002)        (4,503)
Policy charges                                                  (10,127)       (59,403)       (17,903)       (17,385)       (59,835)
Contract terminations:
    Surrender benefits                                           (3,202)       (29,416)        (7,074)        (3,816)       (22,141)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   61,098        104,485         54,569        373,077        281,577
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  95,541        956,613        204,653        374,938        693,921
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    211,075   $  1,416,280   $    343,743   $    908,117   $  1,153,054
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          310,275      1,825,532        562,638        566,542      1,364,169
Contract purchase payments                                      141,270        534,770        222,078        193,376        486,577
Net transfers(1)                                                 60,413       (171,998)        (7,931)       347,857        168,258
Transfers for policy loans                                       (2,193)        (1,418)        (8,591)        (1,485)        (8,246)
Policy charges                                                  (27,720)      (105,626)       (42,638)       (24,101)      (107,055)
Contract terminations:
    Surrender benefits                                           (9,873)       (54,008)       (17,850)        (4,848)       (38,333)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                472,172      2,027,252        707,706      1,077,341      1,865,370
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                      YDS            YPH            YIO            YNO            YVS
OPERATIONS
Investment income (loss) -- net                            $    (10,689)  $     26,985   $     (2,773)  $   (116,187)  $     (3,326)
Net realized gain (loss) on sales of investments                (16,578)         2,257            778     (1,175,953)        (9,910)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   361,251         55,392        136,040      4,795,385        118,015
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     333,984         84,634        134,045      3,503,245        104,779
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      287,959         85,356        121,163      2,460,810        107,751
Net transfers(1)                                                 19,134        148,540         34,464     (1,448,191)       (78,567)
Transfers for policy loans                                       (2,367)         3,106            836        (18,816)        (2,292)
Policy charges                                                  (70,089)       (13,136)       (22,759)      (810,398)       (18,767)
Contract terminations:
    Surrender benefits                                          (41,428)        (6,811)       (14,672)      (460,376)        (3,904)
    Death benefits                                                   --         (1,548)        (1,727)        (2,079)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  193,209        215,507        117,305       (279,050)         4,221
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 909,181        229,797        322,065     11,123,296        286,539
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,436,374   $    529,938   $    573,415   $ 14,347,491   $    395,539
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,465,450        231,985        574,343     12,827,779        690,151
Contract purchase payments                                      415,714         75,221        202,396      2,521,711        236,381
Net transfers(1)                                                 30,796        136,006         61,540     (1,424,505)      (152,056)
Transfers for policy loans                                       (2,965)         2,822          1,350        (21,213)        (4,953)
Policy charges                                                  (99,837)       (11,646)       (37,397)      (852,049)       (39,547)
Contract terminations:
    Surrender benefits                                          (58,145)        (6,429)       (24,664)      (468,846)        (8,052)
    Death benefits                                                   --         (1,350)        (2,833)        (2,055)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,751,013        426,609        774,735     12,580,822        721,924
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                    YMI            YVA            YIC            YSP
OPERATIONS
Investment income (loss) -- net                                           $    (26,139)  $    (24,961)  $     (5,161)  $    (16,684)
Net realized gain (loss) on sales of investments                                16,664         (1,955)        17,433         12,130
Distributions from capital gains                                               151,563         68,643             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                1,046,615      1,216,826        325,536        660,481
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                  1,188,703      1,258,553        337,808        655,927
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     597,887        761,706        201,336        481,775
Net transfers(1)                                                               616,614        453,067        428,846        895,756
Transfers for policy loans                                                     (15,819)       (50,502)         1,832          4,939
Policy charges                                                                (139,491)      (144,949)       (42,085)       (99,606)
Contract terminations:
    Surrender benefits                                                         (94,802)       (94,463)       (15,380)       (52,152)
    Death benefits                                                                  --         (1,087)          (893)        (1,855)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 964,389        923,772        573,656      1,228,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              1,980,038      2,620,896        461,759      1,077,958
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  4,133,130   $  4,803,221   $  1,373,223   $  2,962,742
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       1,758,262      2,397,087        772,204      1,133,052
Contract purchase payments                                                     461,990        606,691        290,474        420,659
Net transfers(1)                                                               461,332        342,462        578,793        773,009
Transfers for policy loans                                                     (15,140)       (43,768)         2,266          4,229
Policy charges                                                                (106,279)      (116,234)       (63,239)       (87,956)
Contract terminations:
    Surrender benefits                                                         (77,356)       (75,120)       (22,410)       (47,128)
    Death benefits                                                                  --           (848)        (1,292)        (1,597)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             2,482,809      3,110,270      1,556,796      2,194,268
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                    YEI            YEQ            YGS            YIN            YIT
OPERATIONS
Investment income (loss) -- net                            $        393   $   (229,276)  $     34,673   $    273,347   $    (18,055)
Net realized gain (loss) on sales of investments                 (1,147)    (5,055,508)         4,980        (17,866)    (1,202,138)
Distributions from capital gains                                    107             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (13,720)   (13,357,364)        46,804        181,017     (1,026,386)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (14,367)   (18,642,148)        86,457        436,498     (2,246,579)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,039      6,785,150        113,205        613,662      1,956,088
Net transfers(1)                                                 47,625     (4,671,548)       305,872       (166,395)    (1,981,568)
Transfers for policy loans                                          291       (163,173)         9,799         (5,245)       (56,771)
Policy charges                                                   (3,487)    (3,089,728)       (83,892)      (485,798)      (713,517)
Contract terminations:
    Surrender benefits                                             (832)    (2,041,691)       (31,942)      (202,294)      (387,483)
    Death benefits                                                   --        (24,800)        (6,746)        (4,207)        (5,038)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   68,636     (3,205,790)       306,296       (250,277)    (1,188,289)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  27,502     55,171,722        852,906      6,388,518     13,039,076
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     81,771   $ 33,323,784   $  1,245,659   $  6,574,739   $  9,604,208
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           26,777     14,771,075        332,451      2,394,245      8,457,563
Contract purchase payments                                       28,347      2,340,078         42,207        223,923      1,393,291
Net transfers(1)                                                 48,417     (1,615,995)       112,650        (59,675)    (1,385,305)
Transfers for policy loans                                          284        (46,754)         3,785         (2,015)       (39,971)
Policy charges                                                   (3,867)    (1,062,270)       (31,266)      (177,408)      (502,341)
Contract terminations:
    Surrender benefits                                             (838)      (725,739)       (12,080)       (75,294)      (288,513)
    Death benefits                                                   --         (9,170)        (2,470)        (1,539)        (3,737)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 99,120     13,651,225        445,277      2,302,237      7,630,987
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YMA            YMM            YBC            YCR            YCM
OPERATIONS
Investment income (loss) -- net                            $    251,551   $     13,314   $        (33)  $        (94)  $      1,529
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (4,203)           (11)
Distributions from capital gains                                     --            182             --          1,659             --
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        (4,988)            12
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,533,644)        13,321        (11,092)        (7,626)         1,530
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,200,171      1,572,679         22,923         13,524        719,863
Net transfers(1)                                             (2,572,096)      (812,710)         5,489          5,948       (175,022)
Transfers for policy loans                                      (42,029)       (20,039)            --         (2,498)       (10,743)
Policy charges                                               (2,340,792)      (393,295)        (3,809)        (2,931)      (102,459)
Contract terminations:
    Surrender benefits                                       (1,032,734)      (204,520)           (79)            --         (2,462)
    Death benefits                                              (35,150)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,822,630)       142,115         24,524         14,043        429,177
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,923,241      3,329,464         34,592         14,266        543,524
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,566,967   $  3,484,900   $     48,024   $     20,683   $    974,231
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,735,398      1,816,416         43,561         20,340        531,602
Contract purchase payments                                    1,479,621        856,227         34,035         21,001        702,781
Net transfers(1)                                               (893,361)      (442,625)         7,065          5,901       (171,040)
Transfers for policy loans                                      (10,341)       (10,905)            --         (4,237)       (10,486)
Policy charges                                                 (839,111)      (211,377)        (5,640)        (4,841)       (99,797)
Contract terminations:
    Surrender benefits                                         (387,746)      (113,969)          (145)            --         (2,640)
    Death benefits                                              (13,257)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,071,203      1,893,767         78,876         38,164        950,420
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YBD            YDE            YEM            YGB            YGR
OPERATIONS
Investment income (loss) -- net                            $     60,982   $      7,714   $       (295)  $      5,890   $     (1,510)
Net realized gain (loss) on sales of investments                 (2,601)        (6,099)        (1,144)           855         (9,938)
Distributions from capital gains                                     --          2,881             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    22,711       (244,502)        (3,660)        16,935        (43,965)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,092       (240,006)        (5,099)        23,680        (55,413)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      342,783        252,051         19,232         35,654        110,947
Net transfers(1)                                              1,146,621        659,472         34,637        123,947        101,708
Transfers for policy loans                                      (11,933)        (2,500)            10             10          2,001
Policy charges                                                 (127,971)       (52,192)        (1,453)       (10,053)       (17,688)
Contract terminations:
    Surrender benefits                                          (36,556)        (6,977)          (102)          (403)       (11,456)
    Death benefits                                               (8,069)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,304,875        849,854         52,324        149,155        185,512
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 794,786        680,495         12,942         93,403        126,009
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,180,753   $  1,290,343   $     60,167   $    266,238   $    256,108
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          737,760        661,750         14,239         88,217        205,883
Contract purchase payments                                      313,823        282,004         20,527         32,132        216,067
Net transfers(1)                                              1,052,489        689,683         37,657        109,592        208,567
Transfers for policy loans                                      (10,799)        (2,973)            13              9          3,762
Policy charges                                                 (114,525)       (57,325)        (1,643)        (8,905)       (32,972)
Contract terminations:
    Surrender benefits                                          (36,080)        (9,478)          (119)          (376)       (29,196)
    Death benefits                                               (7,413)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,935,255      1,563,661         70,674        220,669        572,111
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YEX            YIE            YMF            YND            YIV
OPERATIONS
Investment income (loss) -- net                            $     45,744   $         40   $      2,401   $    (11,185)  $      1,325
Net realized gain (loss) on sales of investments                (11,337)          (162)        (7,202)       (47,244)       (55,028)
Distributions from capital gains                                     --             45         10,372          2,368             --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,839)        (6,835)       (23,852)      (732,836)      (267,680)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (42,432)        (6,912)       (18,281)      (788,897)      (321,383)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,544         16,153         68,773      1,137,329        452,027
Net transfers(1)                                                302,743         33,577         42,776      1,552,822        516,842
Transfers for policy loans                                       (9,650)          (115)          (651)       (19,095)           168
Policy charges                                                  (44,165)        (3,015)       (15,922)      (214,109)       (73,671)
Contract terminations:
    Surrender benefits                                           (5,224)            --         (5,905)       (54,571)       (18,945)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  538,248         46,600         89,071      2,402,376        876,421
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 370,351         14,657        108,178      2,150,901        857,365
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    866,167   $     54,345   $    178,968   $  3,764,380   $  1,412,403
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          372,704         27,197        131,326      2,894,751      1,027,037
Contract purchase payments                                      313,349         34,450         92,320      1,754,319        637,692
Net transfers(1)                                                318,912         69,394         58,730      2,353,335        662,594
Transfers for policy loans                                      (10,622)          (247)          (925)       (30,736)           322
Policy charges                                                  (45,741)        (6,360)       (21,122)      (329,489)      (102,324)
Contract terminations:
    Surrender benefits                                           (8,093)            --         (8,563)       (96,517)       (24,992)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                940,509        124,434        251,766      6,545,663      2,200,329
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YFI            YSM            YSA            YCA            YCD
OPERATIONS
Investment income (loss) -- net                            $      9,869   $     (1,431)  $     (1,095)  $       (834)  $     (1,626)
Net realized gain (loss) on sales of investments                    251           (740)        (6,170)        (2,082)        (7,460)
Distributions from capital gains                                  4,241             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                     8,030        (32,165)       (41,812)       (24,039)       (39,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,391        (34,336)       (49,077)       (26,955)       (48,313)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,530         64,565         60,655         54,300         62,050
Net transfers(1)                                                810,094         66,149            362         34,634         71,162
Transfers for policy loans                                       (1,244)            26           (171)          (857)          (658)
Policy charges                                                  (48,080)       (10,485)        (9,214)        (7,722)       (10,660)
Contract terminations:
    Surrender benefits                                             (115)            --             --             --           (740)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  869,185        120,255         51,632         80,355        121,154
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 146,236        104,199        121,366         61,394        131,251
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,037,812   $    190,118   $    123,921   $    114,794   $    204,092
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          137,637        115,002        316,802         90,451        143,098
Contract purchase payments                                       99,001         78,568        195,523         93,675         74,524
Net transfers(1)                                                739,874         74,746          4,508         56,515         82,951
Transfers for policy loans                                       (1,129)            27           (490)        (1,560)          (641)
Policy charges                                                  (38,816)       (13,076)       (36,506)       (13,578)       (13,171)
Contract terminations:
    Surrender benefits                                           (5,206)            --             --             --           (916)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                931,361        255,267        479,837        225,503        285,845
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGI            YIR            YVL            YSB            YEG
OPERATIONS
Investment income (loss) -- net                            $   (112,994)  $     (1,219)  $     (5,819)  $      2,116   $       (325)
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)        (2,992)
Distributions from capital gains                                     --             --         79,253             --             --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)        (7,181)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,605,896)      (110,482)      (295,411)        (9,403)       (10,498)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,558,515        134,525        613,460         39,467         12,887
Net transfers(1)                                             (3,412,611)       288,926      1,257,547         21,052         18,757
Transfers for policy loans                                      (21,594)         2,263        (22,167)          (189)          (831)
Policy charges                                               (1,275,191)       (28,893)      (117,673)        (5,387)        (1,956)
Contract terminations:
    Surrender benefits                                         (699,691)        (1,899)       (19,303)          (508)            --
    Death benefits                                              (10,676)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,861,248)       394,922      1,711,864         54,435         28,857
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,399,303        295,362      1,158,591         48,136         23,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,932,159   $    579,802   $  2,575,044   $     93,168   $     42,341
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,461,529        418,865        964,264         56,091         30,109
Contract purchase payments                                    2,862,517        218,332        556,732         49,719         19,584
Net transfers(1)                                             (2,814,822)       450,989      1,101,183         26,748         30,712
Transfers for policy loans                                      (18,868)         3,864        (21,207)          (240)        (1,224)
Policy charges                                               (1,009,997)       (45,748)      (107,057)        (6,902)        (3,216)
Contract terminations:
    Surrender benefits                                         (599,697)        (4,354)       (18,713)          (659)            --
    Death benefits                                               (8,871)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,871,791      1,041,948      2,475,202        124,757         75,965
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YSC            YGC            YMP            YOS            YRE
OPERATIONS
Investment income (loss) -- net                            $     (1,398)  $       (910)  $     (7,879)  $     (1,177)  $     10,943
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)        (1,559)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)       (29,029)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,207)      (273,535)      (296,297)       (66,909)       (19,645)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,006        655,914        792,847        114,653        212,155
Net transfers(1)                                                 79,580        796,165      1,244,042        142,373        632,134
Transfers for policy loans                                         (234)        (1,820)        (2,308)           195        (14,450)
Policy charges                                                   (8,755)      (102,669)      (137,969)       (15,951)       (27,386)
Contract terminations:
    Surrender benefits                                           (6,588)        (5,463)       (38,003)       (11,678)       (10,458)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,009      1,342,127      1,858,609        229,592        791,995
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 115,067        998,022      1,315,225        167,196        308,692
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    179,869   $  2,066,614   $  2,877,537   $    329,879   $  1,081,042
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,535      1,118,507      1,326,273        222,013        266,956
Contract purchase payments                                      139,974        837,114        843,456        172,230        178,499
Net transfers(1)                                                149,340        991,313      1,286,849        203,473        522,639
Transfers for policy loans                                         (646)        (2,610)        (2,624)           162        (11,922)
Policy charges                                                  (15,053)      (128,415)      (159,350)       (20,717)       (22,589)
Contract terminations:
    Surrender benefits                                          (21,294)       (10,355)       (43,945)       (21,812)        (9,471)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                434,856      2,805,554      3,250,659        555,349        924,112
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YSV            YIF            YSE            YUE            YMC
OPERATIONS
Investment income (loss) -- net                            $     (1,723)  $      3,724   $       (985)  $        (62)  $      6,831
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)        (6,620)
Distributions from capital gains                                  6,592             --             --             --          4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)      (106,545)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,411)      (137,792)       (40,998)       (49,791)      (101,415)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,792        159,203        105,724         82,644        447,144
Net transfers(1)                                                279,071        590,468        119,316        109,759        808,448
Transfers for policy loans                                       (3,479)        (1,213)          (347)           782          1,707
Policy charges                                                  (16,066)       (36,152)       (12,619)       (13,305)       (61,358)
Contract terminations:
    Surrender benefits                                             (361)        (6,773)          (126)          (213)       (11,608)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  338,957        705,533        211,948        179,667      1,184,333
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 159,011        224,546        102,798        138,379        557,725
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    463,557   $    792,287   $    273,748   $    268,255   $  1,640,643
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,527        262,314        100,370        166,993        468,122
Contract purchase payments                                       69,162        210,317        107,511        116,756        373,261
Net transfers(1)                                                241,370        734,022        123,005        152,108        674,796
Transfers for policy loans                                       (3,190)        (1,566)          (319)         1,148          1,384
Policy charges                                                  (14,118)       (46,683)       (13,234)       (19,000)       (51,160)
Contract terminations:
    Surrender benefits                                             (533)       (11,213)          (330)          (325)       (10,538)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                423,218      1,147,191        317,003        417,680      1,455,865
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YGT            YIG            YAG            YIP            YGW
OPERATIONS
Investment income (loss) -- net                            $       (821)  $     (1,213)  $     (1,747)  $     (2,595)  $     (6,477)
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)       (74,932)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)      (182,570)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,683)      (282,748)       (66,468)       (43,635)      (263,979)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,602        307,455        105,639         75,919        299,521
Net transfers(1)                                                 10,818        360,395          9,098        174,212         76,688
Transfers for policy loans                                         (257)        (9,026)       (10,729)          (305)         2,355
Policy charges                                                   (9,715)       (50,502)       (17,826)       (11,477)       (50,119)
Contract terminations:
    Surrender benefits                                           (3,141)       (13,310)        (5,718)        (1,747)       (26,134)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,307        595,012         80,464        236,602        302,311
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  86,917        644,349        190,657        181,971        655,589
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,541   $    956,613   $    204,653   $    374,938   $    693,921
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          165,437        904,684        373,056        243,588        923,086
Contract purchase payments                                      159,442        513,978        257,543        107,560        507,995
Net transfers(1)                                                 23,358        548,082         24,602        234,324         65,533
Transfers for policy loans                                         (459)       (16,634)       (28,699)          (393)         3,902
Policy charges                                                  (27,568)       (99,851)       (43,922)       (15,795)       (84,253)
Contract terminations:
    Surrender benefits                                           (9,935)       (24,727)       (19,942)        (2,742)       (52,094)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,275      1,825,532        562,638        566,542      1,364,169
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                        YDS            YPH            YIO            YNO            YVS
OPERATIONS
Investment income (loss) -- net                            $     (7,602)  $     17,811   $       (850)  $   (121,132)  $     (2,431)
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)        (6,872)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)       (94,313)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (345,824)         1,861        (41,251)    (5,308,707)      (103,616)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,869         28,378        113,568      3,171,154        108,452
Net transfers(1)                                                432,824         51,395         82,736     (2,645,734)        70,713
Transfers for policy loans                                       (3,645)            18           (936)       (28,861)            98
Policy charges                                                  (60,287)        (6,510)       (17,586)      (965,532)       (20,120)
Contract terminations:
    Surrender benefits                                          (13,811)           (84)          (577)      (535,004)        (1,739)
    Death benefits                                                   --             --             --        (11,927)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  649,950         73,197        177,205     (1,015,904)       157,404
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,055        154,739        186,111     17,447,907        232,751
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,181   $    229,797   $    322,065   $ 11,123,296   $    286,539
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          658,726        153,689        284,078     13,899,882        385,448
Contract purchase payments                                      396,646         29,373        186,556      3,118,977        223,843
Net transfers(1)                                                534,779         55,658        135,325     (2,657,857)       126,890
Transfers for policy loans                                       (6,768)            20         (1,447)       (29,152)           194
Policy charges                                                  (92,521)        (6,462)       (29,060)      (924,908)       (37,129)
Contract terminations:
    Surrender benefits                                          (25,412)          (293)        (1,109)      (568,754)        (9,095)
    Death benefits                                                   --             --             --        (10,409)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,465,450        231,985        574,343     12,827,779        690,151
===================================================================================================================================

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                      YMI            YVA            YIC            YSP
OPERATIONS
Investment income (loss) -- net                                           $    (13,564)  $    (14,622)  $     (3,037)  $     (5,868)
Net realized gain (loss) on sales of investments                                (6,848)        (9,647)        (7,003)        (5,240)
Distributions from capital gains                                                59,988         41,040             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (332,872)      (315,372)       (64,456)      (116,101)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (293,296)      (298,601)       (74,496)      (127,209)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     487,903        685,241        141,022        284,461
Net transfers(1)                                                             1,149,401        974,924        302,172        688,313
Transfers for policy loans                                                     (11,822)        (4,110)           741         11,272
Policy charges                                                                 (82,996)      (116,070)       (22,115)       (45,985)
Contract terminations:
    Surrender benefits                                                         (29,875)       (17,745)       (11,228)        (8,700)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               1,512,611      1,522,240        410,592        929,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                760,723      1,397,257        125,663        275,806
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  1,980,038   $  2,620,896   $    461,759   $  1,077,958
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                         583,110      1,130,675        179,523        239,021
Contract purchase payments                                                     397,878        590,315        212,513        281,874
Net transfers(1)                                                               880,791        797,669        433,554        655,901
Transfers for policy loans                                                     (10,150)        (3,833)           165          9,916
Policy charges                                                                 (66,532)       (93,581)       (34,308)       (45,872)
Contract terminations:
    Surrender benefits                                                         (26,835)       (24,158)       (19,243)        (7,788)
    Death benefits                                                                  --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             1,758,262      2,397,087        772,204      1,133,052
===================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is used as a funding vehicle for IDS Life of New York Variable Second-To-Die Life Insurance policies issued by IDS Life of New York.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios or funds (the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                            SHARES
----------------------------------------------------------------------------------------------------------------------------
YEI                  IDS Life Series Fund - Equity Income Portfolio                                                   13,787
YEQ                  IDS Life Series Fund - Equity Portfolio                                                       2,762,215
YGS                  IDS Life Series Fund - Government Securities Portfolio                                          131,348
YIN                  IDS Life Series Fund - Income Portfolio                                                         640,619
YIT                  IDS Life Series Fund - International Equity Portfolio                                         1,031,467
YMA                  IDS Life Series Fund - Managed Portfolio                                                      2,152,823
YMM                  IDS Life Series Fund - Money Market Portfolio                                                 2,833,666
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             14,063
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                                10,133
YCM                  AXP(R) Variable Portfolio - Cash Management Fund                                              1,104,589
YBD                  AXP(R) Variable Portfolio - Diversified Bond Fund                                               241,471
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                      261,025
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                                15,542
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                     50,815
YGR                  AXP(R) Variable Portfolio - Growth Fund                                                         134,592
YEX                  AXP(R) Variable Portfolio - High Yield Bond Fund                                                293,933
YIE                  AXP(R) Variable Portfolio - International Fund                                                   16,442
YMF                  AXP(R) Variable Portfolio - Managed Fund                                                         31,008
YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                              377,425
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                  357,527
YFI                  AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                 122,158
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                             44,855
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             29,768
YCA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                              10,687
YCD                  AIM V.I. Capital Development Fund, Series I Shares                                               27,219
YGI                  AIM V.I. Core Equity Fund, Series I Shares                                                      996,453
YIR                  American Century(R) VP International, Class I                                                   160,996
YVL                  American Century(R) VP Value, Class I                                                           542,175
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         156,723
YEG                  Credit Suisse Trust - Mid-Cap Growth Portfolio                                                   19,065
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)
YSC                  Credit Suisse Trust - Small Cap Growth Portfolio                                                 24,898
YGC                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                         371,258
YMP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                                 244,287
YOS                  Fidelity(R) VIP Overseas Portfolio Service Class                                                 60,745
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                       86,812
YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                        59,892
YIF                  FTVIPT Templeton Foreign Securities Fund - Class 2(1)                                           138,266
YSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                 37,781
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                      50,933
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                                            232,642
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                   59,795
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares                                61,873
YAG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                      16,330
YIP                  Lazard Retirement International Equity Portfolio                                                 87,403
YGW                  MFS(R) Investors Growth Stock Series - Service Class                                            134,545
YDS                  MFS(R) New Discovery Series - Service Class                                                     103,709
YPH                  Putnam VT High Yield Fund - Class IB Shares                                                      66,743
YIO                  Putnam VT International New Opportunities Fund - Class IB Shares                                 51,613

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

SUBACCOUNT           INVESTS EXCLUSIVELY IN SHARES OF                                                            SHARES
--------------------------------------------------------------------------------------------------------------------------
YNO                  Putnam VT New Opportunities Fund - Class IA Shares                                          930,447
YVS                  Putnam VT Vista Fund - Class IB Shares                                                       37,742
YMI                  Royce Micro-Cap Portfolio                                                                   379,186
YVA                  Third Avenue Value Portfolio                                                                229,161
YIC                  Wanger International Small Cap                                                               69,778
YSP                  Wanger U.S. Smaller Companies                                                               111,759

(1) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the IDS Life of New York Variable Second-To-Die Life Insurance Policy.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,009,588 in 2003 and $1,168,295 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets and in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Income Portfolio                                                                         0.70%
IDS Life Series Fund - Equity Portfolio                                                                                0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                 0.70%
IDS Life Series Fund - Income Portfolio                                                                                0.70%
IDS Life Series Fund - International Equity Portfolio                                                                  0.95%
IDS Life Series Fund - Managed Portfolio                                                                               0.70%
IDS Life Series Fund - Money Market Portfolio                                                                          0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                        0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                           0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                           1.170% to 1.095%
AXP(R) Variable Portfolio - Global Bond Fund                                                                0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                            0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                                                              0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        0.790% to 0.650%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                        PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                        0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                                           0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                            0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                           0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                           0.100% to 0.050%
AXP(R) Variable Portfolio - Global Bond Fund                                                                0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                     0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                            0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                                              0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                    0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        0.060% to 0.035%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                        0.060% to 0.035%

The IDS Life Series Funds, Inc. and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
YEI                  IDS Life Series Fund - Equity Income Portfolio                                           $       51,161
YEQ                  IDS Life Series Fund - Equity Portfolio                                                       1,709,919
YGS                  IDS Life Series Fund - Government Securities Portfolio                                          474,007
YIN                  IDS Life Series Fund - Income Portfolio                                                         719,266
YIT                  IDS Life Series Fund - International Equity Portfolio                                           786,363
YMA                  IDS Life Series Fund - Managed Portfolio                                                      1,432,948
YMM                  IDS Life Series Fund - Money Market Portfolio                                                 3,814,203
YBC                  AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                             54,803
YCR                  AXP(R) Variable Portfolio - Capital Resource Fund                                               188,120
YCM                  AXP(R) Variable Portfolio - Cash Management Fund                                              1,814,525
YBD                  AXP(R) Variable Portfolio - Diversified Bond Fund                                               768,188
YDE                  AXP(R) Variable Portfolio - Diversified Equity Income Fund                                    1,112,371
YEM                  AXP(R) Variable Portfolio - Emerging Markets Fund                                               289,293
YGB                  AXP(R) Variable Portfolio - Global Bond Fund                                                    407,075
YGR                  AXP(R) Variable Portfolio - Growth Fund                                                         499,237
YEX                  AXP(R) Variable Portfolio - High Yield Bond Fund                                              1,301,476
YIE                  AXP(R) Variable Portfolio - International Fund                                                  121,153
YMF                  AXP(R) Variable Portfolio - Managed Fund                                                        253,890
YND                  AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                            1,498,388
YIV                  AXP(R) Variable Portfolio - S&P 500 Index Fund                                                1,141,961
YFI                  AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                                  641,593
YSM                  AXP(R) Variable Portfolio - Small Cap Advantage Fund                                            262,159
YSA                  AXP(R) Variable Portfolio - Strategy Aggressive Fund                                             84,623
YCA                  AIM V.I. Capital Appreciation Fund, Series I Shares                                              92,168
YCD                  AIM V.I. Capital Development Fund, Series I Shares                                              105,563
YGI                  AIM V.I. Core Equity Fund, Series I Shares                                                    1,460,394
YIR                  American Century(R) VP International, Class I                                                   341,377
YVL                  American Century(R) VP Value, Class I                                                         1,067,543
YSB                  Calvert Variable Series, Inc. Social Balanced Portfolio                                         185,040
YEG                  Credit Suisse Trust - Mid-Cap Growth Portfolio
                       (previously Credit Suisse Trust - Emerging Growth Portfolio)                                  187,910
YSC                  Credit Suisse Trust - Small Cap Growth Portfolio                                                173,431
YGC                  Fidelity(R) VIP Growth & Income Portfolio Service Class                                       2,273,658
YMP                  Fidelity(R) VIP Mid Cap Portfolio Service Class                                               1,784,210

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

SUBACCOUNT           INVESTMENT                                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------------
YOS                  Fidelity(R) VIP Overseas Portfolio Service Class                                         $      425,787
YRE                  FTVIPT Franklin Real Estate Fund - Class 2                                                      698,025
YSV                  FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                       223,527
YIF                  FTVIPT Templeton Foreign Securities Fund - Class 2                                              708,778
YSE                  Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                144,330
YUE                  Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                     233,415
YMC                  Goldman Sachs VIT Mid Cap Value Fund                                                          1,117,000
YGT                  Janus Aspen Series Global Technology Portfolio: Service Shares                                  116,012
YIG                  Janus Aspen Series International Growth Portfolio: Service Shares                               304,316
YAG                  Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                     101,352
YIP                  Lazard Retirement International Equity Portfolio                                                436,452
YGW                  MFS(R) Investors Growth Stock Series - Service Class                                            372,260
YDS                  MFS(R) New Discovery Series - Service Class                                                     339,380
YPH                  Putnam VT High Yield Fund - Class IB Shares                                                     362,082
YIO                  Putnam VT International New Opportunities Fund - Class IB Shares                                339,729
YNO                  Putnam VT New Opportunities Fund - Class IA Shares                                            1,025,310
YVS                  Putnam VT Vista Fund - Class IB Shares                                                          112,668
YMI                  Royce Micro-Cap Portfolio                                                                     1,414,904
YVA                  Third Avenue Value Portfolio                                                                  1,173,516
YIC                  Wanger International Small Cap                                                                  758,201
YSP                  Wanger U.S. Smaller Companies                                                                 1,358,516

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                   YEI       YEQ       YGS       YIN       YIT       YMA       YMM       YBC       YCR       YCM
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.02   $  5.50   $  2.44   $  2.49   $  2.16   $  4.18   $  1.78   $  0.96   $  0.86   $  1.00
At Dec. 31, 2001                 $  1.03   $  3.74   $  2.57   $  2.67   $  1.54   $  3.35   $  1.83   $  0.79   $  0.70   $  1.02
At Dec. 31, 2002                 $  0.82   $  2.44   $  2.80   $  2.86   $  1.26   $  2.54   $  1.84   $  0.61   $  0.54   $  1.03
At Dec. 31, 2003                 $  1.16   $  3.08   $  2.83   $  2.95   $  1.60   $  3.09   $  1.84   $  0.77   $  0.69   $  1.02
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                      27    14,771       332     2,394     8,458    10,735     1,816        44        20       532
At Dec. 31, 2002                      99    13,651       445     2,302     7,631    10,071     1,894        79        38       950
At Dec. 31, 2003                     129    12,988       492     2,139     7,291     9,391     1,542       146       290     1,081
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    28   $55,172   $   853   $ 6,389   $13,039   $35,923   $ 3,329   $    35   $    14   $   544
At Dec. 31, 2002                 $    82   $33,324   $ 1,246   $ 6,575   $ 9,604   $25,567   $ 3,485   $    48   $    21   $   974
At Dec. 31, 2003                 $   149   $40,018   $ 1,392   $ 6,319   $11,644   $29,003   $ 2,832   $   113   $   202   $ 1,104
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    1.13%     0.13%     5.10%     6.16%     0.93%     1.89%     3.73%     0.64%     0.77%     2.70%
For the year ended Dec. 31, 2002    1.54%     0.34%     4.33%     5.14%     0.74%     1.74%     1.29%     0.81%     0.55%     1.13%
For the year ended Dec. 31, 2003    1.81%       --      3.27%     3.67%     1.09%     1.83%     0.69%     0.88%     0.62%     0.51%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    0.98%   (32.00%)    5.33%     7.23%   (28.70%)  (19.86%)    2.81%   (17.71%)  (18.60%)    2.00%
For the year ended Dec. 31, 2002  (20.39%)  (34.76%)    8.95%     7.12%   (18.18%)  (24.18%)    0.55%   (22.78%)  (22.86%)    0.98%
For the year ended Dec. 31, 2003   41.46%    26.23%     1.07%     3.15%    26.98%    21.65%     0.00%    26.23%    27.78%    (0.97%)
----------------------------------------------------------------------------------------------------------------------------------

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

                                   YBD       YDE       YEM       YGB       YGR       YEX       YIE       YMF       YND       YIV
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.02   $  1.02   $  0.93   $  1.06   $  0.89   $  0.96   $  0.76   $  0.93   $  0.90   $  0.96
At Dec. 31, 2001                 $  1.08   $  1.03   $  0.91   $  1.06   $  0.61   $  0.99   $  0.54   $  0.82   $  0.74   $  0.83
At Dec. 31, 2002                 $  1.13   $  0.83   $  0.85   $  1.21   $  0.45   $  0.92   $  0.44   $  0.71   $  0.58   $  0.64
At Dec. 31, 2003                 $  1.17   $  1.15   $  1.18   $  1.35   $  0.54   $  1.14   $  0.55   $  0.85   $  0.71   $  0.81
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     738       662        14        88       206       373        27       131     2,895     1,027
At Dec. 31, 2002                   1,935     1,564        71       221       572       941       124       252     6,546     2,200
At Dec. 31, 2003                   2,197     2,517       127       414     1,455     1,704       249       515     8,149     3,339
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   795   $   680   $    13   $    93   $   126   $   370   $    15   $   108   $ 2,151   $   857
At Dec. 31, 2002                 $ 2,181   $ 1,290   $    60   $   266   $   256   $   866   $    54   $   179   $ 3,764   $ 1,412
At Dec. 31, 2003                 $ 2,563   $ 2,905   $   151   $   559   $   784   $ 1,947   $   138   $   436   $ 5,783   $ 2,718
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    6.26%     1.41%     0.02%     5.83%       --     10.77%     1.51%     2.56%     0.34%     1.14%
For the year ended Dec. 31, 2002    5.13%     1.64%       --      4.70%     0.10%     7.68%     1.01%     2.73%     0.53%     1.01%
For the year ended Dec. 31, 2003    3.57%     1.60%     1.89%     7.32%     0.21%     7.62%     0.95%     2.24%     0.68%     1.20%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    5.88%     0.98%    (2.15%)    0.00%   (31.46%)    3.13%   (28.95%)  (11.83%)  (17.78%)  (13.54%)
For the year ended Dec. 31, 2002    4.63%   (19.42%)   (6.59%)   14.15%   (26.23%)   (7.07%)  (18.52%)  (13.41%)  (21.62%)  (22.89%)
For the year ended Dec. 31, 2003    3.54%    38.55%    38.82%    11.57%    20.00%    23.91%    25.00%    19.72%    22.41%    26.56%
----------------------------------------------------------------------------------------------------------------------------------

                                   YFI       YSM       YSA       YCA       YCD       YGI       YIR       YVL       YSB       YEG
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  1.02   $  0.98   $  0.58   $  0.89   $  1.01   $  1.78   $  1.00   $  1.07   $  0.93   $  0.96
At Dec. 31, 2001                 $  1.06   $  0.91   $  0.38   $  0.68   $  0.92   $  1.36   $  0.71   $  1.20   $  0.86   $  0.80
At Dec. 31, 2002                 $  1.11   $  0.74   $  0.26   $  0.51   $  0.71   $  1.14   $  0.56   $  1.04   $  0.75   $  0.56
At Dec. 31, 2003                 $  1.12   $  1.09   $  0.33   $  0.65   $  0.96   $  1.40   $  0.69   $  1.33   $  0.88   $  0.79
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     138       115       317        90       143    16,462       419       964        56        30
At Dec. 31, 2002                     931       255       480       226       286    14,872     1,042     2,475       125        76
At Dec. 31, 2003                   1,139       527       660       348       361    14,863     1,508     3,179       312       262
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   146   $   104   $   121   $    61   $   131   $22,399   $   295   $ 1,159   $    48   $    24
At Dec. 31, 2002                 $ 1,038   $   190   $   124   $   115   $   204   $16,932   $   580   $ 2,575   $    93   $    42
At Dec. 31, 2003                 $ 1,277   $   576   $   218   $   227   $   346   $20,866   $ 1,035   $ 4,224   $   276   $   208
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    4.36%       --      0.30%       --        --      0.05%       --        --     10.97%       --
For the year ended Dec. 31, 2002    2.91%       --        --        --        --      0.32%     0.64%     0.61%     3.94%       --
For the year ended Dec. 31, 2003    2.30%       --        --        --        --      1.04%     0.64%     1.01%     2.74%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001    3.92%    (7.14%)  (34.48%)  (23.60%)   (8.91%)  (23.60%)  (29.00%)   12.15%    (7.53%)  (16.67%)
For the year ended Dec. 31, 2002    4.72%   (18.68%)  (31.58%)  (25.00%)  (22.83%)  (16.18%)  (21.13%)  (13.33%)  (12.79%)  (30.00%)
For the year ended Dec. 31, 2003    0.90%    47.30%    26.92%    27.45%    35.21%    22.81%    23.21%    27.88%    17.33%    41.07%
----------------------------------------------------------------------------------------------------------------------------------

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

                                   YSC       YGC       YMP       YOS       YRE       YSV       YIF       YSE       YUE       YMC
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.76   $  0.99   $  1.04   $  0.96   $  1.08   $  1.08   $  1.03   $  0.99   $  0.95   $  1.07
At Dec. 31, 2001                 $  0.63   $  0.89   $  0.99   $  0.75   $  1.16   $  1.22   $  0.86   $  1.02   $  0.83   $  1.19
At Dec. 31, 2002                 $  0.41   $  0.74   $  0.89   $  0.59   $  1.17   $  1.10   $  0.69   $  0.86   $  0.64   $  1.13
At Dec. 31, 2003                 $  0.61   $  0.90   $  1.22   $  0.84   $  1.57   $  1.43   $  0.90   $  1.25   $  0.82   $  1.43
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     183     1,119     1,326       222       267       131       262       100       167       468
At Dec. 31, 2002                     435     2,806     3,251       555       924       423     1,147       317       418     1,456
At Dec. 31, 2003                     564     5,424     4,845     1,119     1,305       529     1,870       393       675     2,169
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $   115   $   998   $ 1,315   $   167   $   309   $   159   $   225   $   103   $   138   $   558
At Dec. 31, 2002                 $   180   $ 2,067   $ 2,878   $   330   $ 1,081   $   464   $   792   $   274   $   268   $ 1,641
At Dec. 31, 2003                 $   344   $ 4,893   $ 5,887   $   943   $ 2,053   $   759   $ 1,692   $   491   $   556   $ 3,110
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001      --      0.21%       --      0.14%     1.84%     0.14%     1.11%     0.78%     1.15%     1.99%
For the year ended Dec. 31, 2002      --      0.83%     0.55%     0.46%     2.50%     0.32%     1.56%     0.41%     0.86%     1.51%
For the year ended Dec. 31, 2003      --      0.80%     0.26%     0.52%     2.48%     0.21%     1.70%     0.25%     0.88%     1.08%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (17.11%)  (10.10%)   (4.81%)  (21.88%)    7.41%    12.96%   (16.50%)    3.03%   (12.63%)   11.21%
For the year ended Dec. 31, 2002  (34.92%)  (16.85%)  (10.10%)  (21.33%)    0.86%    (9.84%)  (19.77%)  (15.69%)  (22.89%)   (5.04%)
For the year ended Dec. 31, 2003   48.78%    21.62%    37.08%    42.37%    34.19%    30.00%    30.43%    45.35%    28.13%    26.55%
----------------------------------------------------------------------------------------------------------------------------------

                                   YGT       YIG       YAG       YIP       YGW       YDS       YPH       YIO       YNO       YVS
                                 -------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                 $  0.85   $  0.94   $  0.85   $  0.99   $  0.95   $  0.98   $  0.98   $  0.93   $  1.81   $  0.92
At Dec. 31, 2001                 $  0.53   $  0.71   $  0.51   $  0.75   $  0.71   $  0.92   $  1.01   $  0.66   $  1.26   $  0.60
At Dec. 31, 2002                 $  0.31   $  0.52   $  0.36   $  0.66   $  0.51   $  0.62   $  0.99   $  0.56   $  0.87   $  0.42
At Dec. 31, 2003                 $  0.45   $  0.70   $  0.49   $  0.84   $  0.62   $  0.82   $  1.24   $  0.74   $  1.14   $  0.55
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                     165       905       373       244       923       659       154       284    13,900       385
At Dec. 31, 2002                     310     1,826       563       567     1,364     1,465       232       574    12,828       690
At Dec. 31, 2003                     472     2,027       708     1,077     1,865     1,751       427       775    12,581       722
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                 $    87   $   644   $   191   $   182   $   656   $   605   $   155   $   186   $17,448   $   233
At Dec. 31, 2002                 $    96   $   957   $   205   $   375   $   694   $   909   $   230   $   322   $11,123   $   287
At Dec. 31, 2003                 $   211   $ 1,416   $   344   $   908   $ 1,153   $ 1,436   $   530   $   573   $14,347   $   396
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001    0.77%     0.78%       --      0.01%     0.02%       --      2.62%       --        --        --
For the year ended Dec. 31, 2002      --      0.75%       --      0.08%       --        --      9.40%     0.57%       --        --
For the year ended Dec. 31, 2003      --      1.00%       --      0.34%       --        --      7.87%     0.27%       --        --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003    0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001  (37.65%)  (24.47%)  (40.00%)  (24.24%)  (25.26%)   (6.12%)    3.06%   (29.03%)  (30.39%)  (34.78%)
For the year ended Dec. 31, 2002  (41.51%)  (26.76%)  (29.41%)  (12.00%)  (28.17%)  (32.61%)   (1.98%)  (15.15%)  (30.95%)  (30.00%)
For the year ended Dec. 31, 2003   45.16%    34.62%    36.11%    27.27%    21.57%    32.26%    25.25%    32.14%    31.03%    30.95%
----------------------------------------------------------------------------------------------------------------------------------

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

                                                                                               YMI       YVA       YIC       YSP
                                                                                             -------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                             $  1.01   $  1.10   $  0.90   $  1.05
At Dec. 31, 2001                                                                             $  1.30   $  1.24   $  0.70   $  1.15
At Dec. 31, 2002                                                                             $  1.13   $  1.09   $  0.60   $  0.95
At Dec. 31, 2003                                                                             $  1.66   $  1.54   $  0.88   $  1.35
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                 583     1,131       180       239
At Dec. 31, 2002                                                                               1,758     2,397       772     1,133
At Dec. 31, 2003                                                                               2,483     3,110     1,557     2,194
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                             $   761   $ 1,397   $   126   $   276
At Dec. 31, 2002                                                                             $ 1,980   $ 2,621   $   462   $ 1,078
At Dec. 31, 2003                                                                             $ 4,133   $ 4,803   $ 1,373   $ 2,963
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                  --      0.15%       --      0.01%
For the year ended Dec. 31, 2002                                                                  --      0.22%       --        --
For the year ended Dec. 31, 2003                                                                  --      0.20%     0.24%       --
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2002                                                                0.90%     0.90%     0.90%     0.90%
For the year ended Dec. 31, 2003                                                                0.90%     0.90%     0.90%     0.90%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                               28.71%    12.73%   (22.22%)    9.52%
For the year ended Dec. 31, 2002                                                              (13.08%)  (12.10%)  (14.29%)  (17.39%)
For the year ended Dec. 31, 2003                                                               46.90%    41.28%    46.67%    42.11%
----------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

           IDS LIFE OF NEW YORK VARIABLE SECOND-TO-DIE LIFE INSURANCE
                              -- 2003 ANNUAL REPORT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $1,290,945; 2002, $1,199,951)         $1,342,994    $1,256,986
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             8            --
   Mortgage loans on real estate                                                                      158,581       112,239
   Policy loans                                                                                        29,640        30,743
                                                                                                    ---------     ---------
         Total investments                                                                          1,531,223     1,399,968
Cash and cash equivalents                                                                              13,615        24,106
Amounts recoverable from reinsurers                                                                    24,179        20,067
Amounts due from brokers                                                                                   12            --
Accounts receivable                                                                                     1,816         1,238
Premiums due                                                                                              315           338
Accrued investment income                                                                              17,020        16,921
Deferred policy acquisition costs                                                                     184,357       168,371
Other assets                                                                                            5,163         4,961
Separate account assets                                                                             1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total assets                                                                              $3,221,467    $2,772,829
                                                                                                   ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,073,952     $ 960,480
      Universal life-type insurance                                                                   177,458       171,960
      Traditional life, disability income and long-term care insurance                                117,042       102,796
   Policy claims and other policyholders' funds                                                         4,778         2,343
   Deferred income taxes, net                                                                          23,848        22,085
   Other liabilities                                                                                   13,557        16,257
   Separate account liabilities                                                                     1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total liabilities                                                                          2,854,402     2,412,780
                                                                                                    =========     =========
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  31,229        35,141
   Retained earnings                                                                                  284,836       273,908
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                   367,065       360,049
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                         $3,221,467    $2,772,829
                                                                                                   ==========    ==========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Traditional life, disability income and long-term care insurance premiums          $ 21,698       $ 20,043      $ 20,566
   Policyholder and contractholder charges                                              29,726         28,838        27,238
   Mortality and expense risk and other fees                                            14,326         13,960        16,182
   Net investment income                                                                87,117         84,176        79,172
   Net realized loss on investments                                                       (338)        (8,481)      (26,426)
                                                                                      --------       --------      --------
      Total revenues                                                                   152,529        138,536       116,732
                                                                                      ========       ========      ========
BENEFITS AND EXPENSES Death and other benefits:
      Traditional life, disability income and long-term care insurance                   7,410          7,252         6,294
      Universal life-type insurance and investment contracts                            11,770          6,279        12,605
   Increase in liabilities for future policy benefits for traditional life, disability
income and long-term care insurance                                                      9,697          9,352         7,784
   Interest credited on universal life-type insurance and investment contracts          52,673         46,151        47,339
   Amortization of deferred policy acquisition costs                                     7,741         15,834        16,341
   Other insurance and operating expenses                                               17,024         12,333        13,668
                                                                                      --------       --------      --------
         Total benefits and expenses                                                   106,315         97,201       104,031
                                                                                      --------       --------      --------
Income before income taxes                                                              46,214         41,335        12,701
Income tax expense                                                                      15,286         14,302         4,685
                                                                                      --------       --------      --------
Net income                                                                            $ 30,928       $ 27,033      $  8,016
                                                                                      ========       ========      ========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)

                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $  30,928      $  27,033     $   8,016
   Adjustments to reconcile net income to net cash provided by operating activities:
      Policy loans, excluding universal life-type insurance:
         Issuance                                                                       (2,230)        (2,430)       (2,781)
         Repayment                                                                       2,566          2,912         3,167
      Change in accrued investment income                                                 (707)          (945)        2,570
      Change in amounts recoverable from reinsurers                                     (4,112)        (4,166)       (5,691)
      Change in premiums due                                                                23             58           (51)
      Change in accounts receivable                                                       (578)           867           144
      Change in other assets                                                              (202)          (169)       (4,203)
      Change in deferred policy acquisition costs, net                                 (17,027)       (15,208)      (10,376)
      Change in liabilities for future policy benefits for traditional life,
        disability income and long-term care insurance                                  14,246         14,898        11,801
      Change in policy claims and other policyholder's funds                             2,435         (4,461)        3,861
      Deferred income tax provision (benefit)                                            3,870          1,851        (4,763)
      Change in other liabilities                                                       (2,700)        (2,402)           68
      Amortization of premium (accretion of discount), net                                 808           (819)        3,477
      Net realized loss on investments                                                     338          8,481        26,426
      Policyholder and contractholder charges, non-cash                                (14,352)       (13,394)      (12,632)
      Other, net                                                                           194         (1,582)          126
                                                                                     ---------      ---------     ---------
         Net cash provided by operating activities                                      13,500         10,524        19,159
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (718,910)      (590,944)     (429,487)
      Maturities, sinking fund payments and calls                                      139,530        198,972       117,961
      Sales                                                                            488,168        215,680       214,426
   Other investments, excluding policy loans:
      Purchases                                                                        (70,848)        (1,374)         (309)
      Sales                                                                             24,184         14,235        19,223
   Change in amounts due to and from brokers                                               (12)       (31,487)       32,364
                                                                                     ---------      ---------     ---------
         Net cash used in investing activities                                        (137,888)      (194,918)      (45,822)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             141,822        174,235        56,228
   Surrenders and death benefits                                                       (61,174)       (15,299)      (81,988)
   Interest credited to account balances                                                52,673         46,151        47,339
   Universal life-type insurance policy loans:
   Issuance                                                                             (3,908)        (4,102)       (4,308)
   Repayment                                                                             4,484          4,150         3,544
   Cash dividends                                                                      (20,000)       (14,000)      (16,000)
                                                                                     ---------      ---------     ---------
Net cash provided by financing activities                                              113,897        191,135         4,815
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                (10,491)         6,741       (21,848)
   Cash and cash equivalents at beginning of year                                       24,106         17,365        39,213
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  13,615      $  24,106     $  17,365
                                                                                     =========      =========     =========
   Supplemental disclosures:
      Income taxes paid                                                              $  12,340      $  13,059     $   5,408
      Interest on borrowings                                                               108              6            35

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                            Accumulated
                                                                                               other
                                                                              Additional   comprehensive                  Total
                                                                   Capital      paid-in   income (loss),   Retained   stockholder's
                                                                    stock       capital     net of tax     earnings      equity
Balance, January 1, 2001                                           $ 2,000    $ 49,000      $ (10,324)    $ 268,859     $ 309,535
Comprehensive income:
   Net income                                                           --          --             --         8,016         8,016
   Cumulative effect of adopting SFAS No. 133, net
      of income tax benefit of $486                                     --          --           (903)           --          (903)
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($416)
      and income tax expense of $16,188                                 --          --         30,065            --        30,065
   Reclassification adjustment for gains on Available-for-Sale securities included in net income, net
      of income tax expense of $7,673                                   --          --        (14,250)           --       (14,250)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         14,912            --        14,912
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    22,928
Cash dividends                                                          --          --             --       (16,000)      (16,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2001                                         $ 2,000    $ 49,000        $ 4,588     $ 260,875     $ 316,463
Comprehensive income:
   Net income                                                           --          --             --        27,033        27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                                --          --         25,268            --        25,268
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $2,846                       --          --          5,285            --         5,285
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         30,553            --        30,553
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    57,586
Cash dividends                                                          --          --             --       (14,000)      (14,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2002                                         $ 2,000    $ 49,000       $ 35,141     $ 273,908     $ 360,049
Comprehensive income:
   Net income                                                           --          --             --        30,928        30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred
      policy acquisition costs of ($1,041) and income tax
      benefit of $2,107                                                 --          --         (3,911)           --        (3,911)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $nil                         --          --             (1)           --            (1)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive loss                                             --          --         (3,912)           --        (3,912)
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    27,016
Cash dividends                                                          --          --             --       (20,000)      (20,000)
                                                                   -------    --------      ---------     ---------     ---------
Balance, December 31, 2003                                         $ 2,000    $ 49,000       $ 31,229     $ 284,836     $ 367,065
                                                                   =======    ========       ========     =========     =========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued marketing proprietary long-term care insurance at the end of 2002, it still retains risk on a block of existing contracts, 50% of which are reinsured.

Under IDS Life of New York's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Guaranteed Minimum Death Benefit

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life of New York's contracts containing a GMBD provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $1.8 million, $1.0 million, and $1.0 million, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are 7.75% to 9% at policy issue and grade to 6.5% to 7.0% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average of approximately 5.7%.

IDS Life of New York issues only non-participating life insurance contracts and has no short-duration life insurance liabilities.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Reinsurance

Included in accounts receivables are amounts recoverable from reinsurers of $24.2 million and $20.1 million at December 31, 2003 and 2002, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life of New York generally retains 10% of the mortality risk on new life insurance policies insuring a single life. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life of New York retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity and variable life insurance contract owners. IDS Life of New York receives mortality and expense risk fees from the separate accounts.

IDS Life of New York provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the current level less outstanding loans regardless of investment performance so long as the policy owners pays the contractual premium requirements for the death benefit guarantee provision.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". IDS Life of New York adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Although there was no significant impact resulting from the adoption of Issue 99-20, IDS Life of New York holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York has a pro rata return based on the performance of up to $200 million of the high-yield loans. Currently, the underlying portfolio consists of $176.4 million in high-yield loans which have a market value of $172.5 million. The SLTs have an adjusted cost basis of $41.5 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $41.5 million.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as IDS Life of New York's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life of New York's rated CDO's whose retained interest in the trust had a carrying value of $16.9 million at December 31, 2003, of which $12.5 million is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life of New York is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life of New York. IDS Life of New York expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact in IDS Life of New York's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                       Gross           Gross
(Thousands)                                                           Amortized     unrealized       unrealized     Fair
Fixed maturities:                                                       cost           gains           losses       value
Corporate bonds and obligations                                       $  672,575       $35,531         $2,792    $  705,314
Mortgage and asset-backed securities                                     405,743        13,064            578       418,229
Foreign corporates, government bonds and obligations                     143,875         8,919          1,142       151,652
Structured investments                                                    59,331             -            919        58,412
State and municipal obligations                                            5,995            30            192         5,833
U.S. Government agency obligations                                         3,426           128              -         3,554
                                                                      ----------       -------         ------    ----------
Total fixed maturity securities                                       $1,290,945       $57,672         $5,623    $1,342,994
                                                                      ==========       =======         ======    ==========
Common stocks                                                         $       --       $     8         $   --     $       8
                                                                      ----------       -------         ------    ----------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         Gross          Gross
(Thousands)                                                             Amortized     unrealized     unrealized       Fair
Fixed maturities:                                                         cost           gains         losses         value
Corporate bonds and obligations                                       $  505,026       $33,356        $ 7,717    $  530,665
Mortgage and asset-backed securities                                     548,018        26,687          1,406       573,299
Foreign corporates, government bonds and obligations                      86,814         7,807            123        94,498
Structured investments                                                    59,662             -          1,643        58,019
U.S. Government agency obligations                                           431            74              -           505
                                                                      ----------       -------        -------    ----------
Total fixed maturity securities                                       $1,199,951       $67,924        $10,889    $1,256,986
                                                                      ==========       =======        =======    ==========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

(Thousands)                             Less than 12 months               12 months or more                  Total
Description of Securities            Fair value   Unrealized losses  Fair value  Unrealized losses  Fair value  Unrealized losses
Corporate debt securities            $141,774      $(2,854)             $479          $(18)          $142,253       $(2,872)
Mortgage and other asset-backed
   securities                          79,623         (578)               --            --             79,623          (578)
State and municipal obligations         3,810         (191)               --            --              3,810          (191)
Foreign corporates, government
  bonds and obligations                39,794       (1,063)               --            --             39,794        (1,063)
                                     --------      -------              ----          ----           --------       -------
Total                                $265,001      $(4,686)             $479          $(18)          $265,480       $(4,704)
                                     ========      =======              ====          ====           ========       =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $919 thousand.

Approximately 98 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                  Amortized         Fair
(Thousands)                                         cost            value
Due within 1 year                               $   23,368      $   24,023
Due after 1 year through 5 years                   172,391         182,420
Due after 5 years through 10 years                 593,344         619,710
Due after 10 years                                  96,099          98,612
Mortgage and asset-backed securities               405,743         418,229
                                                ----------      ----------
Total                                           $1,290,945      $1,342,994
                                                ==========      ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $250 thousand and $298 thousand, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 88 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $72 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agency's rating differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2003             2002
AAA                                                     34%             47%
AA                                                       2               1
A                                                       24              17
BBB                                                     31              28
BB                                                       5               5
Below investment grade                                   4               2
                                                       ---             ---
   Total                                               100%            100%
                                                       ===             ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                  2003              2002              2001
Sales                       $488,168         $215,680          $214,426
Maturities                  $139,530         $198,972          $117,961
Purchases                   $718,910         $590,944          $429,487
                            --------         --------          --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $15.4 million, $7.2 million and $5.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($8.3 million), ($6.8 million) and ($18.3 million) for the same periods. IDS Life also recognized (losses) of approximately ($7.1 million), ($8.5 million) and ($13.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life of New York recorded pretax losses of $31.0 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with IDS Life of New York's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, approximately $24.1 million of these losses are included in Net realized losses on investments and approximately $6.9 million are included in Net investment income.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2003, the retained interests had a carrying value of approximately $16.9 million, of which approximately $12.5 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF 99-20.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortgages loans on real estate

At December 31, 2003, approximately 10 percent of IDS Life of New York's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Region                                                                       sheet   commitments         sheet    commitments
West North Central                                                         $ 12,728     $ 3,850        $ 15,169       $--
East North Central                                                           38,402       5,575          18,951        --
South Atlantic                                                               23,313          --          19,466        --
Middle Atlantic                                                              11,941       2,800          11,363        --
Pacific                                                                      26,213          --           6,346        --
Mountain                                                                     29,395       2,700          28,895        --
New England                                                                   7,272          --           5,603        --
West South Central                                                            3,861         100              --        --
East South Central                                                            6,954          --           7,603        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===


                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Property type                                                                sheet   commitments         sheet    commitments
Apartments                                                                 $ 42,719     $ 2,100        $ 37,635       $--
Department/retail stores                                                     39,426       9,350          36,571        --
Office buildings                                                             32,303       3,575          16,388        --
Industrial buildings                                                         25,897          --          13,506        --
Nursing/retirement                                                            3,525          --           4,072        --
Mixed Use                                                                     1,394          --              --        --
Hotels/Motels                                                                 2,994          --              --        --
Other                                                                         3,700          --              --        --
Medical buildings                                                             8,121          --           5,224        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, IDS Life of New York's investment in impaired loans was $nil, $481 thousand and $nil, respectively.

During 2003, 2002 and 2001, the average recorded investment in impaired loans was $295 thousand, $37 thousand and $nil, respectively.

IDS Life of New York recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2003, 2002, and 2001.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003          2002           2001
Balance, January 1                                                                      $1,157         $  805          $303
Provision for mortgage loan losses                                                         341            352           502
                                                                                        ------         ------          ----
Balance, December 31                                                                    $1,498         $1,157          $805
                                                                                        ======         ======          ====

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003          2002           2001
Income on fixed maturity securities                                                    $76,491        $71,665       $69,566
Income on mortgage loans on real estate                                                  8,830          9,483        10,682
Other                                                                                    3,272          3,890          (900)
                                                                                       -------        -------       -------
                                                                                        88,593         85,038        79,348
Less investment expenses                                                                 1,476            862           176
                                                                                       -------        -------       -------
Total                                                                                  $87,117        $84,176       $79,172
                                                                                       =======        =======       =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003          2002           2001
Fixed maturity securities                                                                $   1        $(8,129)     $(25,924)
Mortgage loans on real estate                                                             (341)          (352)         (502)
Other                                                                                        2             --            --
                                                                                         -----        -------      --------
Total                                                                                    $(338)       $(8,481)     $(26,426)
                                                                                         =====        =======      ========

4. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31 consists of the following:

(Thousands)                                                                              2003          2002           2001
Federal income taxes:
   Current                                                                             $10,056        $11,383       $ 8,098
   Deferred                                                                              3,870          1,851        (4,763)
                                                                                       -------        -------       -------
                                                                                        13,926         13,234         3,335
State income taxes-current                                                               1,360          1,068         1,350
                                                                                       -------        -------       -------
Income tax expense                                                                     $15,286        $14,302       $ 4,685
                                                                                       =======        =======       =======

Income tax expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                   Provision     Rate         Provision    Rate         Provision     Rate
Federal income taxes based on the statutory rate   $16,175         35.0%    $14,467          35.0%       $4,445        35.0%
Tax-excluded interest and dividend income             (803)        (1.7)       (230)         (0.6)         (258)       (2.0)
State tax, net of federal benefit                      884          1.9         694           1.7           878         6.9
Other, net                                            (970)        (2.1)       (629)         (1.5)         (380)       (3.0)
                                                   -------         ----     -------          ----        ------        ----
Total income taxes                                 $15,286         33.1%    $14,302          34.6%       $4,685        36.9%
                                                   =======         ====     =======          ====        ======        ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life of New York is liquidated. Deferred income tax liabilities related to the policyholders' surplus account of $279 thousand have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $33,834       $28,533
   Investments                                                                                         12,388        16,334
                                                                                                      -------       -------
Total deferred income tax assets                                                                       46,222        44,867
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   53,251        48,027
   Net unrealized gains, Available-for-Sale securities                                                 16,819        18,925
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  70,070        66,952
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $23,848       $22,085
                                                                                                      =======       =======

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166.4 million, and $160.6 million as of December 31, 2003 and 2002, respectively (see Note 4 with respect to the income tax effect of certain distributions and Note 10 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life of New York uses to prepare its statutory-basis financial statements. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002, the state of New York further adopted additional provisions of the revised manual. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5.1 million.

6. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $30 thousand, $30 thousand, and $26 thousand in 2003, 2002, and 2001, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002, and 2001 were $145 thousand, $127 thousand, and $48 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2003, 2002, and 2001, which are calculated on the basis of commission earnings of the individual financial advisors, were $468 thousand, $199 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2003, 2002, and 2001 were $nil. Such costs are included in deferred policy acquisition costs.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.6 million, $23.2 million, and $19.9 million, for 2003, 2002, and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $1.2 million and $2.2 million respectively, to IDS Life for federal income taxes.

7. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003 and 2002, traditional life insurance and universal life-type insurance in force aggregated $7.5 billion and $7.0 billion respectively, of which $1.9 billion and $1.1 billion were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6.3 million, $6.6 million, and $2.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. Recoveries from reinsurers other than IDS Life amounted to $131 thousand, $511 thousand, and $924 thousand for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligations to policyholders.

IDS Life of New York has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $144.5 million and $163.5 million at December 31, 2003 and 2002, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2003, 2002, and 2001, and a decrease in liabilities for future policy benefits related to this agreement of $1 million for each of the years ended December 31, 2003, 2002 and 2001.

At December 31, 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

IDS Life of New York is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life of New York discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                              Carrying      Fair         Carrying      Fair
Financial Assets                                                          amount       value         amount       value
Available-for-Sale securities:
Fixed maturities                                                        $1,342,994   $1,342,994   $1,256,986   $1,256,986
   Common stocks                                                                 8            8           --           --
Mortgage loans on real estate                                              158,581      166,091      112,239      124,228
Cash and cash equivalents                                                   13,615       13,615       24,106       24,106
Separate account assets                                                  1,443,767    1,443,767    1,136,859    1,136,859
Financial Liabilities
Future policy benefits for fixed annuities                              $  971,122   $  932,821   $  859,659   $  831,393
Separate account liabilities                                             1,246,413    1,201,081      990,689      949,785

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $98.4 million and $95.8 million, respectively, and policy loans of $4.5 million and $5.0 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $197.4 million and $146.2 million, respectively.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2003          2002          2001
Net income, per accompanying financial statements                                     $ 30,928       $ 27,033      $  8,016
Deferred policy acquisition costs                                                      (16,185)       (14,624)       (9,584)
Adjustments of future policy benefit liabilities                                         5,849          8,845        (3,064)
Deferred income tax expense (benefit)                                                    3,870          1,851        (4,763)
Provision (reduction) for losses on investments                                            341            352        (1,314)
Interest maintenance reserves gain/loss transfer and amortization                       (5,343)        (2,178)        5,797
Adjustment to separate account reserves                                                  6,779         (7,940)       (3,636)
Other, net                                                                                (944)          (286)          552
                                                                                      --------       --------     ---------
Statutory-basis net income (loss)                                                     $ 25,295       $ 13,053     $  (7,996)
                                                                                      ========       ========     =========

(Thousands)                                                                              2003          2002          2001
Stockholder's equity, per accompanying financial statements                          $ 367,065      $ 360,049     $ 316,463
Deferred policy acquisition costs                                                     (184,357)      (168,371)     (155,996)
Adjustments of future policy benefit liabilities                                        31,857         21,826         6,165
Deferred income tax liabilities                                                         59,129         58,381         3,782
Asset valuation reserve                                                                 (7,349)        (8,112)      (11,195)
Adjustments of separate account liabilities                                             56,516         49,737        57,677
Adjustments of investments to amortized cost                                           (52,048)       (57,035)       (7,094)
Premiums due, deferred and in advance                                                    1,187          1,317         1,383
Deferred revenue liability                                                               4,584          4,901         5,102
Reserves for mortgage loan losses                                                        1,498          1,157           805
Non-admitted assets                                                                    (32,265)       (31,642)       (2,772)
Interest maintenance reserve                                                            (5,007)           337         2,515
Other, net                                                                             (22,161)       (19,644)      (12,911)
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 218,649      $ 212,901     $ 203,924
                                                                                     =========      =========     =========

[AMERICAN EXPRESS(R) LOGO]


IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 541-2251

                                                                 S-6185 K (4/04)